Reporting Entity	12 Months Ended
Jun. 30, 2025
Reporting entity [Abstract]
Reporting Entity
1.        Reporting Entity

Elevra Lithium Limited is a for-profit company limited by shares, incorporated and domiciled in Australia with a primary listing on the Australian Securities Exchange (ASX) and a secondary listing on the Nasdaq Stock Market (Nasdaq) and OTC Venture Market (OTCQB) in the United States.

The nature of the operations and principal activities of the Group were lithium mining and processing at North American Lithium (NAL) and ongoing identification, evaluation and development of its portfolio of mineral exploration assets in Australia and Canada, predominantly focusing on lithium.